BUSINESS ACQUISITION (Details 1) - Spray [Member]	Feb. 10, 2022 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 30,542
Accounts receivable	595
Inventory	53,431
Other assets	1,409
Total assets	85,977
Accounts payable and accrued liabilities	117,214
Government of Canada loan	31,540
Total liabilities	148,754
Net liabilities assumed	$ 62,777